Net Profit (Loss) Per Share (Schedule of Details of Number of Shares and Loss Used in Computation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Earnings per share [abstract]
Basic and diluted profit (loss) from continued operation, Weighted average number of shares	4,987,069	3,892,068	[1]	3,882,692	[1]
Basic and diluted profit (loss) from continued operation, Loss	$ (19,599)	$ (13,551)		$ (9,276)

[1]	Restated to reflect 1:7 reverse ratio of shares (See note 18b)